Related party transactions (Tables)	6 Months Ended
Jun. 30, 2020
Related party transactions
Schedule of related party balances

	June 30,	December 31,
	2020	2019
Shareholder loan	$—	$2,076
Due to related parties (Note 8)	33,225	275,512
	$33,225	$277,588

Schedule of key management personnel compensation

	Three months ended		Six months ended
	June 30, 2020	June 30, 2019	June 30, 2020	June 30, 2019
Consulting fees	$62,502	$118,398	$125,004	$236,796
Salary	303,898	154,667	604,765	298,667
Directors fees	108,087	77,928	248,917	160,478
Stock-based compensation	1,381,681	308,626	3,841,448	1,956,146
	$1,856,168	$659,619	$4,820,134	$2,652,087